MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of detailed information about estimated useful lives of Intangible Assets (Details)	12 Months Ended
Sep. 30, 2025
Non-compete agreements
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer relationship
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Minimum | License agreements
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Minimum | Brands
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Maximum | License agreements
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Maximum | Brands
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years